February 26, 2008

U.S. Securities & Exchange Commission
Attn: Filing Desk
100 F Street, N.E.
Washington, DC 20549
Attn: Filing Desk

RE: Vanguard Explorer Fund (the "Trust")
        2-27203

Ladies and Gentlemen:

Enclosed is the 81st Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this amendment are (1) to disclose the removal of Grantham, Mayo, Van Otterloo & Co., LLC as an investment adviser of Vanguard Explorer Fund and (2) to effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(2) we have designated an effective date of April 29, 2008 for this amendment. Prior to the effective date, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC comments, as well as updated financials for the Fund. Pursuant to Rule 485(d)(2), the 485(b) filing will designate the same effective date as the 485(a) filing.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-2398.


Sincerely,



Barry A. Mendelson
Principal
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
U.S. Securities and Exchange Commission